Debt (Tables) - CIK 0001441693 Pro Farm Group, Inc	6 Months Ended
Jun. 30, 2022
Schedule of debt including debt to related parties

Debt, including debt due to related parties, consists of the following (in thousands):

	JUNE 30,	DECEMBER 31,
	2022	2021
Secured promissory notes (“October 2012 and April 2013 Secured Promissory Notes”) bearing interest at 8.00% per annum, interest and principal due at maturity (December 31, 2022), collateralized by substantially all of the Company’s assets.	$3,425	$3,425
Secured promissory note (“June 2014 Secured Promissory Note”) bearing interest at prime plus 2% (6.00% as of June 30, 2022) per annum, payable monthly through June 2036, collateralized by certain of the Company’s deposit accounts and MMM LLC’s inventories, chattel paper, accounts, equipment and general intangibles, net of unamortized debt discount as of June 30, 2022 of $138 and December 31, 2021 of $147.	7,599	7,774
Secured revolving borrowing (“LSQ Financing”) bearing interest at (12.80% annually) payable through the lenders direct collection of certain accounts receivable through July 2022, collateralized by substantially all of the Company’s personal property.	9,636	14,829
Senior secured promissory notes (“August 2015 Senior Secured Promissory Notes”) bearing interest at 8% per annum, interest and principal payable at maturity (December 31, 2022), collateralized by substantially all of the Company’s assets.	7,300	7,300
Research loan facility ("2018 Research Facility") bearing interest at 1.00% per annum, interest payments are due annually on the anniversary date of the facility with principal payable in 25% increments on the anniversary date of the facility beginning on the fourth anniversary of the loan (September 2022), net of imputed interest as of June 30, 2022 $21K and December 31, 2021 of $38K, respectively.	255	272
Debt	$28,215	$33,600
Less current portion	(20,726)	(25,909)
Debt, non-current	$7,489	$7,691

Schedule of contractual future payments to related parties

As of June 30, 2022, aggregate contractual future principal payments on the Company’s debt are due as follows (in thousands):

PERIOD ENDING DECEMBER 31,
2022 (remaining six months)	$17,346
2023	462
2024	482
2025	505
2026	460
Thereafter	5,844
Total future principal payments	25,099
Interest payments included in debt balance (1)	3,275
Total future debt payments	$28,374
1)	Due to the debt extinguishment requirements, the Company has included both accrued interest and future interest in the debt balance for certain outstanding debt.

Schedule of debt activity

The following table reflects the activity under this note (in thousands):

	2022	2021
Principal balance, net at January 1,	$7,774	$8,106
Principal payments	(392)	(392)
Interest	208	218
Debt discount amortization	9	9
Principal balance, net at June 30,	$7,599	$7,941